GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,419	$ 1,450
United Kingdom and Ireland
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	762	767
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	401	413
South Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 190	$ 201